Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 78,579	$ 348,834	$ 103,868
Accounts receivable, net	8,930,763	13,455,551	7,706,262
Due from related party	149,561	1,155,429
Inventories	263,274	147,271	262,682
Prepayment	1,396,545	513,491	354,813
Other receivables, net	45,655	10,686,077	47,653
Total Current Assets	10,864,377	26,306,653	8,475,278
Long term investment	19,021
Property, plant and equipment, net	7,156,140	6,266,743	15,094,080
Right of use assets	1,400,422	1,413,598	3,099,564
Operating lease right of use asset, net	203,147
Intangible assets, net	17,586	16,198	5,275
Goodwill	689,917	709,705
Other assets and deposits	29,878	20,955	40,021
Deferred tax asset	459,846	454,848	19,348
Total Assets	20,840,334	35,188,700	26,733,566
Current Liabilities:
Current portion of long-term debt	1,156,938	4,571,452	5,373,859
Accounts payable and accrued payables	1,725,473	10,025,369	5,162,993
Advances from customers	505,766	297,003	250,158
Operating lease liabilities - current	22,563
Income tax payable	538,912	529,416	497,251
Other payables	2,282,609	5,584,607	2,394,832
Due to related party	162,394	153,370	1,009,325
Total Current Liabilities	6,394,655	21,161,217	14,688,418
Long-term loans	279,555	1,425,475	1,855,294
Operating lease liabilities - noncurrent	167,840
Deferred tax liabilities		605
Total Liabilities	6,842,050	22,587,297	16,543,712
Commitments and Contingencies
Stockholders’ Equity:
Series A Preferred Stock，$0.0001 par value, 30,000,000 shares authorized, 19,000,000 shares issued and outstanding	1,900	1,900	1,900
Common stock, $0.0001 par value, 500,000,000 shares authorized, 38,502,954 shares issued and outstanding as of June 30, 2021 and December 31, 2020.	3,850	3,850	3,734
Additional paid in capital	19,933,793	19,933,793	19,398,854
Accumulated deficit	(7,076,952)	(8,596,332)	(9,571,836)
Accumulated other comprehensive income	1,000,354	1,128,351	233,288
Stockholders’ Equity - Muliang Viagoo Technology Inc. and Subsidiaries	13,861,439	12,471,562	10,065,940
Noncontrolling interest	135,339	129,841	123,914
Total Stockholders’ Equity	13,998,284	12,601,403	10,189,854
Total Liabilities and Stockholders’ Equity	$ 20,840,334	$ 35,188,700	$ 26,733,566